Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Taxes	Royalties	Total Payments
Total	$ 142.8	$ 2.0	$ 144.8
UNITED STATES
Total			143.6
UNITED STATES | Department of Treasury [Member]
Total	141.6		141.6
UNITED STATES | Bureau of Land Management [Member]
Total		$ 2.0	2.0
CANADA
Total			1.2
CANADA | Canada Revenue Agency [Member]
Total	0.9		0.9
CANADA | Municipality of Guysborough [Member]
Total	$ 0.3		$ 0.3